DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS [Abstract]
Demand	$ 52,433,000	$ 43,910,000
NOW	76,370,000	65,677,000
Money market	153,827,000	155,010,000
Passbook savings	106,268,000	105,617,000
Total demand, transaction and passbook deposits	388,898,000	370,214,000
Certificates of deposit	171,417,000	181,074,000
Deposits	560,315,000	551,288,000
Certificates of deposit with a minimum of $100,000	50,700,000	45,300,000
Scheduled maturities of certificates of deposit [Abstract]
2013	114,386,000
2014	32,593,000
2015	12,868,000
2016	7,964,000
2017	3,441,000
Thereafter	165,000
Certificates of deposit	171,417,000	181,074,000
Related party deposits	$ 5,000,000	$ 4,200,000